SHAREHOLDERS’ EQUITY (Tables)	12 Months Ended
Mar. 31, 2026
Equity [Abstract]
SCHEDULE OF FAIR VALUE OF WARRANTS ISSUED

Terms of warrants	5 years
Expected average volatility	213.65% - 217.19%
Expected dividend yield	-
Risk(free interest rate	4.34% - 4.36%

Terms of warrants	5 years
Expected average volatility	241.21%
Expected dividend yield	-
Risk-free interest rate	4.42%

Terms of warrants	5 years
Expected average volatility	241.75%
Expected dividend yield	-
Risk-free interest rate	4.09%

SCHEDULE OF STOCK WARRANT ACTIVITIES

In connection with the Company’s private placements, the Company issued warrants to investors to purchase the ordinary shares at various price. A summary of stock warrant activities was as follows:

		Weighted Average	Weighted Average
	Number of Warrants	Exercise Price	Remaining Contractual Term
Outstanding, March 31, 2023	-	$-	-
Granted	22,431	16500.0	2.7
Exercisable, March 31, 2024	22,431	$16500.0	2.8
Granted on January 6, 2025	612	$17200.0	4.8
Granted on February 6, 2025	10,404	$16375.0	4.9
Expired
Outstanding, March 31, 2025	33,447	16473.9	3.8
Exercisable, March 31, 2025	33447	16473.9	3.8
Granted	766	-	0.6
Outstanding, March 31, 2026	34,213	16105.0	3.7
Exercisable, March 31, 2026	34,213	16105.0	3.7